Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Financial Institutions [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) [Line Items]
Loans to customers	$ 821,609	$ 673,496
Borrowings	1,641	81
Saving account amount	$ 407,745	$ 448,257